CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents	¥ 2,632,174	$ 403,398	¥ 2,324,542
Restricted cash (including restricted cash of the consolidated trusts of RMB799,646 and RMB482,285 as of December 31, 2019 and 2020, respectively)	3,484,227	533,981	3,686,203
Short-term investments	1,970,958	302,063	114,560
Accounts receivable, net of credit loss allowance for accounts receivable of RMB145,699 and RMB188,725 as of December 31, 2019 and 2020, respectively	863,906	132,399	882,305
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB809,503 and RMB223,514 as of December 31, 2019 and 2020, respectively	1,121,554	171,886	3,649,642
Property, equipment and software, net	93,876	14,387	134,324
Right of use assets, net	54,968	8,424	95,786
Intangible assets	98,947	15,164	64,280
Goodwill	50,411	7,726	50,411
Loans receivable, net of credit loss allowance for loans receivable of RMB316,124 and RMB382,012 as of December 31, 2019 and 2020, respectively (including loans receivable, net of credit loss allowance for loans receivable of the consolidated trusts of RMB4,618,856 and RMB2,100,158 as of December 31,2019 and 2020, respectively)	2,354,882	360,901	4,808,252
Investments	950,515	145,673	952,833
Deferred tax assets	155,758	23,872	129,740
Contract assets	0		20,555
Prepaid expenses and other assets (including prepaid expenses and other assets of the consolidated trusts of RMB62,306 and RMB32,154 as of December 31, 2019 and 2020, respectively)	1,050,009	160,921	1,391,023
Total assets	14,882,185	2,280,795	18,304,456
Liabilities and Shareholders' Equity:
Payable to platform customers (including payable to platform customers of the consolidated variable interest entity ("VIE") and VIE's subsidiaries without recourse to the Company of RMB684,630 and RMB103,453 as of December 31, 2019 and 2020, respectively)	103,453	15,855	684,630
Quality assurance payable (including quality assurance payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB4,776,153 and nil as of December 31, 2019 and 2020, respectively)			4,776,153
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB1,259,396 as of December 31, 2019 and 2020, respectively)	1,259,396	193,011
Expected credit losses for quality assurance commitment (including expected credit losses for quality assurance commitment of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB2,390,501 as of December 31, 2019 and 2020, respectively)	2,390,501	366,360
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB115,540 and RMB132,955 as of December 31, 2019 and 2020, respectively)	220,989	33,868	176,685
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB32,468 and RMB49,556 as of December 31, 2019 and 2020, respectively; including taxes payable of consolidated trusts of RMB4,562 and RMB3,996 as of December 31, 2019 and 2020, respectively)	154,398	23,663	128,298
Short-term borrowings (including short-term borrowings of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB85,000 and nil as of December 31, 2019 and 2020, respectively)			235,000
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of RMB3,660,483 and RMB1,661,841 as of December 31, 2019 and 2020 respectively)	1,661,841	254,688	3,660,483
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB50,166 and nil as of December 31, 2019 and 2020, respectively)	3,447	528	55,728
Amounts due to related party (including amounts due to related party of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB4,309 and RMB1,984 as of December 31, 2019 and 2020, respectively)	1,984	304	4,309
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB84,284 and RMB42,775 as of December 31, 2019 and 2020, respectively)	43,296	6,635	85,143
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB47,117 and RMB8,320 as of December 31, 2019 and 2020, respectively)	103,548	15,870	198,922
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB237,802 and RMB472,446 as of December 31, 2019 and 2020, respectively)	509,002	78,008	287,625
Total liabilities	6,451,855	988,790	10,292,976
Commitments and contingencies
FinVolution Group shareholders' equity:
Additional paid-in capital	5,659,990	867,431	5,640,898
Treasury stock (20,634,265 and 144,906,570 shares as of December 31, 2019 and 2020, respectively)	(401,621)	(61,551)	(47,174)
Statutory reserves	458,058	70,200	317,198
Accumulated other comprehensive income	(5,142)	(787)	70,320
Retained earnings	2,651,918	406,424	1,966,611
Total FinVolution Group shareholders' equity	8,363,306	1,281,733	7,947,956
Non-controlling Interest	67,024	10,272	63,524
Total shareholders' equity	8,430,330	1,292,005	8,011,480
Total liabilities and shareholders' equity	14,882,185	2,280,795	18,304,456
Class A Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	64	10	64
Class B Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	¥ 39	$ 6	¥ 39